Metropolitan Tower Life Insurance Company

200 Park Avenue

New York, NY 10166

Robin Wagner

Associate General Counsel

Legal Affairs

Phone: 212-578-9071

September 8, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	General American Separate Account Twenty-Nine

File No. 811-07252

Ladies and Gentlemen:

The Semi-Annual Reports dated June 30, 2021 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of General American Separate Account Twenty-Nine of Metropolitan Tower Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452; and

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ Robin Wagner

Robin Wagner, Esq.

Associate General Counsel

Metropolitan Tower Life Insurance Company